Share-based Compensation - Allocation of Compensation Expense Related to Option (Details) - Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 14,925	$ 9,403	$ 4,752
Selling, General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	6,931	4,428	2,215
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 7,994	$ 4,975	$ 2,537